UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    KR Capital Advisors, Inc.
Address: 445 Park Avenue

         New York, NY  10022

13F File Number:  28-1361

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard K. Kravitz
Title:     Senior Vice President
Phone:     (212) 888-6300

Signature, Place, and Date of Signing:

     Richard K. Kravitz     New York, NY     May 04, 2012


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     59

Form13F Information Table Value Total:     $643,705 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

No.  13F File Number               Name


1    28-6772                       KR Capital Partners I, LP

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
3M Company                  COM                 88579y101    16416   184020 SH       SOLE                   110245             73775
ABB Ltd. Spon ADR           COM                 000375204     9844   482331 SH       SOLE                   282905            199426
Accenture Plc               COM                 g1151c101    20413   316483 SH       SOLE                   187543            128940
Agilent Tecnologies, Inc.   COM                 00846u101    19443   436822 SH       SOLE                   256424            180398
Agilent Tecnologies, Inc.   COM                 00846u101     7789   175000 SH       DEFINED 01             175000
Air Products & Chemicals    COM                 009158106     9994   108870 SH       SOLE                    64470             44400
Air Products & Chemicals    COM                 009158106     5508    60000 SH       DEFINED 01              60000
Allegheny Technologies Inc. COM                 01741r102    10870   264036 SH       SOLE                   157080            106956
Allegheny Technologies Inc. COM                 01741r102     3705    90000 SH       DEFINED 01              90000
Apache Corp.                COM                 037411105    10515   104693 SH       SOLE                    61457             43236
Ashland Inc.                COM                 044209104    11505   188415 SH       SOLE                   110280             78135
Ashland Inc.                COM                 044209104     5801    95000 SH       DEFINED 01              95000
Automatic Data Processing   COM                 053015103     5519   100000 SH       DEFINED 01             100000
Automatic Data Processing   COM                 053015103    12237   221720 SH       SOLE                   130840             90880
Babcock & Wilcox Co., The   COM                 05615f102    11405   442903 SH       SOLE                   260075            182828
Babcock & Wilcox Co., The   COM                 05615f102     3219   125000 SH       DEFINED 01             125000
Baker Hughes Inc.           COM                 057224107     5497   131066 SH       SOLE                    76598             54468
Bank of America Corp.       COM                 060505104     4203   439224 SH       SOLE                   248427            190797
Baxter International        COM                 071813109    20591   344443 SH       SOLE                   204160            140283
Cameron International Corp. COM                 13342b105    36395   688900 SH       SOLE                   407987            280913
Cameron International Corp. COM                 13342b105    18490   350000 SH       DEFINED 01             350000
Carnival Corporation        COM                 143658300    16642   518752 SH       SOLE                   302635            216117
Carnival Corporation        COM                 143658300     4812   150000 SH       DEFINED 01             150000
Corning Inc.                COM                 219350105    11572   821853 SH       SOLE                   482383            339470
Corning Inc.                COM                 219350105     2816   200000 SH       DEFINED 01             200000
Eaton Corporation           COM                 278058102    13590   272727 SH       SOLE                   159090            113637
Goldman Sachs Group Inc.    COM                 38141g104    18877   151783 SH       SOLE                    85255             66528
Goldman Sachs Group Inc.    COM                 38141g104     6218    50000 SH       DEFINED 01              50000
Ingersoll-Rand Co. A        COM                 g47791101     4135   100000 SH       DEFINED 01             100000
Ingersoll-Rand Co. A        COM                 g47791101    11921   288303 SH       SOLE                   169535            118768
Int'l Business Machines     COM                 459200101      313     1500 SH       SOLE                     1500
International Paper Co.     COM                 460146103     5482   156175 SH       SOLE                    90975             65200
Jacobs Engineering Group IncCOM                 469814107    12510   281955 SH       SOLE                   167170            114785
Jacobs Engineering Group IncCOM                 469814107     4437   100000 SH       DEFINED 01             100000
Komatsu Ltd. Spon ADR       COM                 500458401    11108   386365 SH       SOLE                   225305            161060
Lockheed Martin Corp.       COM                 539830109    12695   141273 SH       SOLE                    83925             57348
Lockheed Martin Corp.       COM                 539830109     8986   100000 SH       DEFINED 01             100000
Macy's Inc.                 COM                 55616p104    22301   561320 SH       SOLE                   335020            226300
Manitowoc Company Inc.      COM                 563571108     1386   100000 SH       DEFINED 01             100000
Metlife Inc.                COM                 59156r108    14436   386515 SH       SOLE                   227555            158960
Metlife Inc.                COM                 59156r108     7470   200000 SH       DEFINED 01             200000
Microsoft Corp.             COM                 594918104    12749   395244 SH       SOLE                   230486            164758
Monsanto Co.                COM                 61166w101    13172   165144 SH       SOLE                    97880             67264
Nike Inc. Cl. B             COM                 654106103    13655   125923 SH       SOLE                    73570             52353
Oaktree Captial Group LLC   COM                 674001102     5175   112500 SH       DEFINED 01             112500
Pepsico Inc.                COM                 713448108    11170   168350 SH       SOLE                    98140             70210
Schlumberger Ltd.           COM                 806857108    17352   248139 SH       SOLE                   144955            103184
Union Pacific Corp.         COM                 907818108    19033   177086 SH       SOLE                   103360             73726
United Parcel Service Inc.  COM                 911312106    14695   182051 SH       SOLE                   107240             74811
United Technologies Corp.   COM                 913017109    18059   217733 SH       SOLE                   126980             90753
USG Corp.                   COM                 903293405     6420   373259 SH       SOLE                   217420            155839
USG Corp.                   COM                 903293405     4128   240000 SH       DEFINED 01             240000
WABCO Holdings Inc.         COM                 92927k102    19022   314516 SH       SOLE                   183118            131398
Walt Disney Co., The        COM                 254687106    12505   285631 SH       SOLE                   167020            118611
Wells Fargo & Co.           COM                 949746101    13858   405907 SH       SOLE                   266532            139375
Xerox Corp.                 COM                 984121103    10988  1360758 SH       SOLE                   799465            561293
Xerox Corp.                 COM                 984121103     2422   300000 SH       DEFINED 01             300000
Xylem Inc.                  COM                 98419m100     2775   100000 SH       DEFINED 01             100000
Xylem Inc.                  COM                 98419m100     5461   196793 SH       SOLE                   116850             79943